VALUATION ALLOWANCES (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Valuation and Qualifying Accounts Disclosure Table

Changes in valuation allowances for the year ended March 31, 2009, 2010, and 2011 are as follows:

Description	Balance at Beginning of Year	Charged to Costs or Expenses	Charged (Credited) to Other Accounts*	Charge-offs	Balance at End of Year
	(Yen in millions)
For the year ended March 31, 2009:
Allowance for doubtful accounts	¥3,880	¥1,604	¥879	¥(831)	¥5,532
Allowance for sales returns	2,435	6,178	0	(6,458)	2,155

Total	¥6,315	¥7,782	¥879	¥(7,289)	¥7,687

For the year ended March 31, 2010:
Allowance for doubtful accounts	¥5,532	¥826	¥31	¥(1,848)	¥4,541
Allowance for sales returns	2,155	4,911	(100)	(4,711)	2,255

Total	¥7,687	¥5,737	¥(69)	¥(6,559)	¥6,796

For the year ended March 31, 2011:
Allowance for doubtful accounts	¥4,541	¥1,507	¥(30)	¥(804)	¥5,214
Allowance for sales returns	2,255	5,936	(345)	(5,441)	2,405

Total	¥6,796	¥7,443	¥(375)	¥(6,245)	¥7,619

*	Foreign currency translation adjustments and the increase by business combination.